             As filed with the Securities and Exchange Commission
                             on November 16, 2001
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ___
Pre-Effective Amendment No. ___                                   ___
Post-Effective Amendment No. 30                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ___
Amendment No. 31                                                   X
                                                                  ---
                           ________________________


                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94163
         (Address of Principal Executive Offices, including Zip Code)

                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                           San Francisco, CA  94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

__  Immediately upon filing pursuant to Rule 485(b), or

__  on _________ pursuant to Rule 485(b)

__  60 days after filing pursuant to Rule 485(a)(1), or

__  on _________ pursuant to Rule 485(a)(1)

X   75 days after filing pursuant to Rule 485(a)(2), or
--
__  on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objective
                Principal Strategy
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objective
                Principal Strategy
                Important Risks
                See Individual Fund Summary
                General Investment Risks
5               Not applicable
6               Organization and Management of the Fund
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges
                Income and Gain Distributions
                Taxes
8               Distribution Plan
                Exchanges
9               See Individual Fund Summary

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Not Applicable
                Cover Page
12              Investment Restrictions
                Additional Permitted Investment Activities and Associated Risks
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Taxes
20              Management
21              Performance Calculations
22              Not Applicable

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 30 to the Registration Statement of Wells Fargo Funds Trust is being filed to register the Small Company Value Fund.

                                                              [WELLS FARGO LOGO]


WELLS FARGO SMALL COMPANY VALUE FUND
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                             Class A and Class B

                                                                January 31, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                                               Small Company Value Fund
------------------------------------------------------------------------------------------------------------------------
Overview                                  Objective and Principal Strategies                                           4
Important summary information             Summary of Important Risks                                                   6
about the Fund.                           Performance History                                                          7
                                          Summary of Expenses                                                          8
                                          Key Information                                                             10

------------------------------------------------------------------------------------------------------------------------
The Fund                                  Small Company Value Fund                                                    11
Important information about               General Investment Risks                                                    12
the individual Fund.                      Organization and Management
                                            of the Fund                                                               15

------------------------------------------------------------------------------------------------------------------------
Your Investment                           A Choice of Share Classes                                                   18
How to open an account and                Reduced Sales Charges                                                       20
how to buy, sell and exchange             Exchanges                                                                   22
Fund shares.                              Your Account                                                                23
                                            How to Buy Shares                                                         25
                                            How to Sell Shares                                                        28

------------------------------------------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                                                         30
Additional information and term           Description of Core Portfolio                                               32
definitions.                              Portfolio Managers                                                          34
                                          Glossary                                                                    35

Small Company Value Fund Overview
--------------------------------------------------------------------------------
See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

-----------------------------------------------------------------------------------------
FUND                                  OBJECTIVE
-----------------------------------------------------------------------------------------
 Small Company Value Fund             Seeks to provide long-term capital appreciation.

4    Small Company Value Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
The Fund is a Gateway Fund that, under normal conditions, invests at least 80% of its net assets plus investment borrowings (if any) in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was 2.41 billion. In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

                                                   Small Company Value Fund    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the Fund Description later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 12; and

 .    in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities

The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
The Fund invests in small capitalization value stocks. Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies, they may have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. There is no guarantee that securities selected as "undervalued" will perform as expected.

6    Large Cap Appreciation Fund

Performance History
--------------------------------------------------------------------------------


As discussed in the Key Information section of this prospectus, the Small Company Value Fund is a Gateway fund in a "Core and Gateway" structure. The performance information shown below represents the performance of the core portfolio in which the Fund invests, which has a substantially identical investment objective and investment strategy. Please remember that prior performance is no guarantee of future results.

Small Company Value Fund Class A Calendar Year Returns (%)/1/

     [GRAPH]

'98     -9.39
'99      0.45
'00     26.53

Best Qtr.: Q2 '99 . 17.12%      Worst Qtr.: Q3 '98 . -19.31%

The Fund's year-to-date performance through September 30, 2001 was -2.80%.

Average annual total return (%)/1/
                                                            Since
for the period ended 12/31/00      1 year     3 Years    Inception/3/

Class A (Incept. 1/31/02)          19.65        2.88        8.99

Class B (Incept. 1/31/02)          20.60        3.10        9.22

Russell 2000 Index/2/              -3.02        4.65        8.22

/1/ Performance shown for periods prior to inception of this Fund reflects performance of the Small Company Value Core Portfolio adjusted to reflect the fees and expenses of this Fund.
/2/  Russell 2000 Index.
/3/  The Small Company Value Core Portfolio incepted on June 1, 1997.

                                                  Small Company Value Fund     7

Small Company Value Fund
--------------------------------------------------------------------------------
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and Gateway fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                   Small Company Value Fund
                                                                 ---------------------------
                                                                      CLASS A     CLASS B
--------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                    5.75%        None

Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV
at redemption)                                                        None/1/       5.00%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                   Small Company Value Fund
                                                                 ---------------------------
                                                                      CLASS A     CLASS B
--------------------------------------------------------------------------------------------
Management Fees                                                        0.90%        0.90%
Distribution (12b-1) Fees                                              0.00%        0.75%
Other Expenses/2/                                                      0.58%        0.58%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.48%        2.23%
--------------------------------------------------------------------------------------------
Fee Waivers                                                            0.08%        0.08%
--------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                        1.40%        2.15%
--------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses are based on estimated amounts for the current fiscal year and include expenses allocated from the core portfolio in which the Fund invests. These expenses also include a custody fee paid to Wells Fargo Bank Minnesota, N.A. of 0.02%.

/3/ The advisor has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Small Company Value Fund

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                                   Small Company Value Fund
                                                                 ---------------------------
                                                                      CLASS A     CLASS B
--------------------------------------------------------------------------------------------
1 YEAR                                                                  $709         $718
3 YEARS                                                               $1,009         $990
--------------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

                                                                   Small Company Value Fund
                                                                 ---------------------------
                                                                      CLASS A     CLASS B
--------------------------------------------------------------------------------------------
1 YEAR                                                                  $709         $218
3 YEARS                                                               $1,009         $690
--------------------------------------------------------------------------------------------

                                                   Small Company Value Fund    9

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

Core/Gateway

The Fund in this Prospectus is a "Gateway" fund in a "core and Gateway" structure. In this structure, the Gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the Gateway fund's investment objective. Through this structure Gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple Gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s). The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a Gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests. The Small Company Value Fund invests substantially all of its assets in a core portfolio with substantially similar investment objectives and investment strategies.

--------------------------------------------------------------------------------
Important information you should look for as you decide whether to invest in the
Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

 .    what the Fund is trying to achieve; and

 .    how we intend to invest your money.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations

Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

10    Small Company Value Fund

Small Company Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Tasso H. Coin, Jr., CFA; Douglas G. Pugh, CFA

--------------------------------------------------------------------------------
Investment Objective
The Small Company Value Fund seeks to provide long term capital appreciation.

--------------------------------------------------------------------------------
Investment Strategies
We invest at least 80% of the Fund's net assets, plus investment borrowings (if any) under normal circumstances, in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was $2.41 billion.

In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations
Stocks of smaller companies purchased for the Fund may be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are new public companies, they may have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. There is no guarantee that securities selected as "undervalued" will perform as expected.

In evaluating this Fund, you should consider the "Summary of Important Risks" section on page 6, the "General Investment Risks" section beginning on page 12, and the specific risks listed here.

                                                  Small Company Value Fund    11

General Investment Risks
--------------------------------------------------------------------------------
Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Small Company Value Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that the Fund will meet its investment objective.

 .    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in the Fund, by itself, does not constitute a complete investment plan.

The Small Company Value Fund invests in small U.S. and a few foreign companies (through American Depositary Receipts ("ADRs")) and is subject to additional risks, including less liquidity and greater price volatility. The Fund's investment through ADRs may also be subject to special risks associated with international trade, including political, regulatory and diplomatic risk.

We may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount.

Experience Risk--The risk is that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

12    Small Company Value Fund

--------------------------------------------------------------------------------
Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--Investments in small companies are subject to additional risks, including the risk that these investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of those securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                                  Small Company Value Fund    13

General Investment Risks
--------------------------------------------------------------------------------
Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Informatiion for more information on these practices.

---------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                             PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                                       Leverage Risk
purposes (e.g. to meet shareholder redemptions).

Illiquid Securities
A security which may not be sold or disposed of in the ordinary                 Liquidity Risk
course of business within seven days at approximately the value determined for it by the Fund. Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and financial            Counter-Party and
institutions to increase return on those securities. Loans may be               Leverage Risk
made up to Investment Company Act of 1940 ("1940 Act")
limits (currently one-third of total assets including the value of collateral received).

Other Mutual Funds
Investments by the Fund in shares of other mutual funds, which                  Market Risk
will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may or may not be             Liquidity Risk
resold in accordance with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a            Credit and
security at an agreed upon time and price, usually with interest.               Counter-Party Risk

Small Company Securities
Investments in small companies, which may be less liquid and more               Market, Experience
volatile than investments in larger companies.                                  and Liquidity Risk

14    Small Company Value Fund

Organization and Management of the Fund
--------------------------------------------------------------------------------
A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder approval to change, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------------------------------
                                             BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------------------------
                                    Supervises the Fund's activities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        INVESTMENT ADVISOR                                                          CUSTODIAN
-------------------------------------------------------------------------------------------------------------
   Wells Fargo Funds Management, LLC                                    Wells Fargo Bank Minnesota, N.A.
   525 Market St., San Francisco, CA                                    6th & Marquette, Minneapolis, MN
Manages the Fund's investment activities                           Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           INVESTMENT SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------
                                     Peregrine Capital Management, Inc.
                                       800 LaSalle Avenue, Suite 1850
                                           Minneapolis, MN 55402

                                Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                   SHAREHOLDER
                                                 TRANSFER                           SERVICING
ADMINISTRATOR                                      AGENT                              AGENTS
-------------------------------------------------------------------------------------------------------------
Wells Fargo Funds                           Boston Financial Data                   Various Agents
Management, LLC                             Services, Inc
525 Market St.                              Two Heritage Dr.
San Francisco, CA                           Quincy, MA

Manages the                                 Maintains records of                    Provide services
Fund's business                             shares and supervises                   to customers
activities                                  the paying of dividends
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------------------------
                     Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                              SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------

                                                  Small Company Value Fund    15

Organization and Management of the Fund
--------------------------------------------------------------------------------
The Investment Advisor
Funds Management serves as the investment advisor for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2001, Funds Management and its affiliates provided advisory services for over $155 billion in assets. Funds Management also acts as the advisor to, and is entitled to receive a fee from, the core portfolio in which the Fund invests.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single core portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more core portfolios, Funds Management would be entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various core portfolios. If the Fund redeems all or a portion of its assets from any core portfolio and invests these assets directly in a portfolio of securities, Funds Management has been retained as the Fund's investment advisor and would be entitled to receive an annual advisory fee of 0.90% of the average daily net assets so invested.

The Fund has a similar "dormant" sub-advisory arrangement with the sub-advisor that advises the core portfolio in which the Fund invests. Under this arrangement, if the Fund redeems assets from the core portfolio and invests them directly using the sub-advisor, the sub-advisor would receive a sub-advisory fee from Funds Management at the same rate the sub-advisor received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisor
Peregrine Capital Management, Inc. ("Peregrine"), an investment advisor subsidiary of Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN") is the sub-advisor for the core portfolio in which the Fund invests. In this capacity, Peregrine is responsible for the day-to-day investment management activities of the core portfolio. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401(K) plans, foundations and endowments. As of September 30, 2001, Peregrine managed assets in excess of $9 billion.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

16    Small Company Value Fund

--------------------------------------------------------------------------------
Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

                                                  Small Company Value Fund    17

A Choice of Share Classes
--------------------------------------------------------------------------------
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B.

 .    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each class of the Small Company Value Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

18    Small Company Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                   FRONT-END SALES                    FRONT-END SALES
                                     CHARGE AS %                        CHARGE AS %
     AMOUNT                           OF PUBLIC                        OF NET AMOUNT
   OF PURCHASE                      OFFERING PRICE                       INVESTED
Less than $50,000                        5.75%                             6.10%

$50,000 to $99,999                       4.75%                             4.99%

$100,000 to $249,999                     3.75%                             3.90%

$250,000 to $499,999                     2.75%                             2.83%

$500,000 to $999,999                     2.00%                             2.04%

$1,000,000 and over/1/                   0.00%                             0.00%

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

----------------------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC:
----------------------------------------------------------------------------------------------
REDEMPTION WITHIN       1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS
CDSC                     5.00%    4.00%    3.00%    3.00%    2.00%    1.00%    0.00%  A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, Class B shares are converted to Class A shares to reduce your future ongoing expenses.

                                                  Small Company Value Fund    19

Reduced Sales Charges
--------------------------------------------------------------------------------
Generally, we offer more sales charge reductions for Class A shares than for Class B shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding shares acquired at net asset value) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

 .    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, including children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .    the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

20    Large Cap Appreciation Fund

--------------------------------------------------------------------------------
Class B Share CDSC Reductions

 .    You pay no CDSC on fund shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV :

 .    Current and retired employees, directors/trustees and officers of:

     .    Wells Fargo Funds (including any predecessor funds);

     .    Wells Fargo &Company and its affiliates;

 .    And the family members of any of the above;

 .    Current employees of:

     .    Stephens Inc., and its affiliates; and

     .    broker-dealers who act as selling agents;

 .    and immediate family members (spouses, siblings, parent or child) of any of the above. Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap" accounts with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap" accounts. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Small Company Value Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The Class B shares pay 0.75% of average daily net assets on an annual basis.

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                  Small Company Value Fund    21

Exchanges
--------------------------------------------------------------------------------
Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    You may make exchanges between like share classes. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .    Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

22    Small Company Value Fund

Your Account
--------------------------------------------------------------------------------
This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day .

 .    The Fund is open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares

 .    Through a brokerage account with an approved selling agent;

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions); or

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment).

Minimum Investments

 .    $1,000 per Fund minimum initial investment; or

 .    $100 per Fund if you use the Systematic Purchase Program; and

 .    $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for

                                                  Small Company Value Fund    23

Your Account
--------------------------------------------------------------------------------
certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

24    Small Company Value Fund

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. (If no choice is indicated, Class A shares will be designated.) Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Small Company Value Fund, Class B." Checks made payable to any entity other than the full fund name or Wells Fargo Funds will be returned to you.

 .    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 .    You may start your account with $100 if you elect the Systematic Purchase
     Plan option on the Application.

 .    Mail to:   Wells Fargo Funds        Overnight Mail Only:   Wells Fargo Funds
                P.O. Box 8266                                   Attn: CCSU-Boston Financial
                Boston, MA 02266-8266                           66 Brooks Drive
                                                                Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .    Enclose the payment stub/card from your statement if available.

 .    Mail to:   Wells Fargo Funds
                P.O. Box 8266
                Boston, MA 02266-8266

                                                  Small Company Value Fund   25

Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 .    If you do not currently have an account, complete a Wells Fargo Funds
     Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .    All purchases must be made with U.S. dollars.

 .    Mail the completed Application. Your Account will be credited on the business day that the transfer agent receives your application in proper order.

 .    Overnight Application to: Wells Fargo Funds
                               Attn: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184
 .    Wire money to:            State Street Bank & Trust        Attention:
                               Boston, MA                       Wells Fargo Funds (Name
                                                                of Fund and Share Class)

                               Bank Routing Number:
                               ABA 011-000028                   Account Name:
                                                                (Registration Name
                               Wire Purchase Account Number:    Indicated on Application)
                               9905-437-1

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .    Wire money to:            State Street Bank & Trust        Attention:
                               Boston, MA                       Wells Fargo Funds (Name
                                                                of Fund and Share Class)
                               Bank Routing Number:
                               ABA 011-000028                   Account Name:
                                                                (Registration Name
                               Wire Purchase Account Number:    Indicated on Application)
                               9905-437-1
                                                                Wells Fargo Funds
                                                                Account Number

26    Small Company Value Fund

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
     Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from another Wells Fargo Fund. Please see the "Exchanges" section for special rules.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
     Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from another Wells Fargo Fund. Please see the "Exchanges" section for special rules.

                                                  Small Company Value Fund    27

Your Account
--------------------------------------------------------------------------------
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .    Mail to:           Wells Fargo Funds
                        P.O. Box 8266
                        Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
     Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 .    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

28    Small Company Value Fund

                                                              How to Sell Shares
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

 .  Your redemptions are net of any applicable CDSC.

 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash. Therefore, we may pay all or part of the redemption in securities of equal value.





                                                  Small Company Value Fund    29

Additional Services and Other Information
--------------------------------------------------------------------------------
Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222; option 0 for more information.

 .    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and Class you would like to purchase and specify an amount of at least $100.

 .    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Gain Distributions
The Fund in this Prospectus pays any distributions of net investment income and capital gains at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

30    Small Company Value Fund

-------------------------------------------------------------------------------
 .    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's net investment income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.


                                                  Small Company Value Fund    31

Description of Core Portfolio
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO                          OBJECTIVE
------------------------------------------------------------------------------------------------------
Small Company Value Portfolio      The Portfolio seeks to provide long-term capital appreciation.

32    Small Company Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
The Fund is a Gateway Fund that, under normal conditions, invests at least 80% of its net assets plus investment borrowings (if any) in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was 2.41 billion. In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

                                                  Small Company Value Fund    33

Portfolio Managers
--------------------------------------------------------------------------------
Tasso H. Coin, Jr., CFA
Small Company Value Portfolio Since 1995
Mr. Coin joined joined Peregrine in 1995 as a Senior Vice President. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BBA in Economics from Loyola University of Chicago.

Douglas G. Pugh, CFA
Small Company Value Portfolio Since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisory firm. Mr. Pugh has a BS in Finance and Business Administration from Drake University and a MBA from the University of Minnesota.

34    Small Company Value Fund

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity investment interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
An increase in the value of a security.

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Liquidity
The ability to readily sell a security at a fair price.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                                                  Small Company Value Fund    35

Glossary
--------------------------------------------------------------------------------

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small-cap index.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Undervalued
Describes a stock that is believed to be worth more than its current price.

36    Small Company Value Fund

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

SCVF 1(01/02)                                                  [LOGO]
WFFT MC                                                Printed on Recycled Paper
ICA Reg. No.
811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO SMALL COMPANY VALUE FUND
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                January 31, 2002


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                          Small Company Value
--------------------------------------------------------------------------------
Overview                              Objective and Principal Strategy       4
Important summary                     Summary of Important Risks             6
information about the                 Performance History                    7
Fund.
                                      Summary of Expenses                    8
                                      Key Information                       10
--------------------------------------------------------------------------------
The Fund                              Small Company Value Fund              11
Important information                 General Investment Risks              12
about the individual Fund.            Organization and Management
                                        of the Fund                         16
--------------------------------------------------------------------------------
Your Investment                       Your Account                          19
How to open an account and              How to Buy Shares                   20
how to buy, sell and                    How to Sell Shares                  21
exchange Fund shares.
                                      Exchanges                             22
--------------------------------------------------------------------------------
Reference                             Other Information                     23
Additional information and            Description of Core Portfolio         24
term definitions.                     Portfolio Managers                    26
                                      Glossary                              27


Small Company Value Fund Overview
--------------------------------------------------------------------------------
See the Fund description in the Prospectus for further details.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                            OBJECTIVE
--------------------------------------------------------------------------------
Small Company Value Fund        Seeks to provide long-term capital appreciation.


4 Small Company Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
The Fund is a Gateway Fund that, under normal conditions, invests at least 80% of its net assets plus investment borrowings (if any) in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was 2.41 billion. In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.


                                                      Small Company Value Fund 5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the Fund Description later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 12; and

 .    in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities

The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
The Fund invests in small capitalization value stocks. Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies, they may have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. There is no guarantee that securities selected as "undervalued" will perform as expected.


6 Small Company Value Fund

Performance History
--------------------------------------------------------------------------------
As discussed in the Key Information section of this prospectus, the Small Company Value Fund is a Gateway fund in a "Core and Gateway" structure. The performance information shown below represents the performance of the core portfolio in the Fund invests, which has a substantially identical investment objective and investment strategy. Please remember that prior performance is no guarantee of future results.

Small Company Value Fund Class I Calendar Year Returns (%)/1/

   [GRAPH]

'98     -9.25%
'99      0.60
'00     26.71%

Best Qtr.: Q2 '99 . 17.16%       Worst Qtr.: Q3 '98 . -19.28%

The Fund's year-to-date performance through September 30, 2001 was -2.69%.


Average annual total return (%)/1/
                                                                      Since
for the period ended 12/31/00                   1 year    3 years   Inception/3/

Class I(Incept. 1/31/02)                          26.71      4.97       10.86
Russell 2000 Index/2/                             -3.02      4.65        8.22

/1/ Performance shown for periods prior to inception of this Fund reflects performance of the Small Company Value Core Portfolio adjusted to reflect the fees and expenses of this Fund.
/2/  Russell 2000 Index.
/3/  The Small Company Value Core Portfolio incepted on June 1, 1997.

                                                      Small Company Value Fund 7

Small Company Value Fund
--------------------------------------------------------------------------------
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and Gateway fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------


                                                             Small Company Value
                                                                      Fund
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                      None
(as a percentage of offering price)

Maximum deferred sales charge (load) (as a percentage of the
lower of the Net Asset Value ("NAV") at purchase or the NAV           None
at redemption)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                             Small Company Value
                                                                      Fund
--------------------------------------------------------------------------------
Management Fees                                                       0.90%
Distribution (12b-1) Fees                                             0.00%
Other Expenses/1/                                                     0.38%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.28%
--------------------------------------------------------------------------------
Fee Waivers                                                           0.03%
--------------------------------------------------------------------------------
NET EXPENSES/2/                                                       1.25%
--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year and include expenses allocated from the core portfolio in which the Fund invests. These expenses also include a custody fee of 0.02% paid to Wells Fargo Bank Minnesota, NA.

/2/ The advisor has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.


8 Small Company Value Fund

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


--------------------------------------------------------------------------------
                                                             Small Company Value
                                                                     Fund
--------------------------------------------------------------------------------
1 YEAR                                                              $ 127
3 YEARS                                                             $ 403
--------------------------------------------------------------------------------


                                                      Small Company Value Fund 9

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

Core/Gateway
The Fund in this Prospectus is a "Gateway" fund in a "core and Gateway" structure. In this structure, the Gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the Gateway fund's investment objective. Through this structure Gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple Gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s). The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a Gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests. The Small Company Value Fund invests substantially all of its assets in a core portfolio with substantially similar investment objectives and investment strategies.

--------------------------------------------------------------------------------
Important information you should look for as you decide whether to invest in the
Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

 .    what the Fund is trying to achieve; and

 .    how we intend to invest your money.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.


10 Small Company Value Fund

Small Company Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Tasso H. Coin, Jr., CFA; Douglas G. Pugh, CFA

--------------------------------------------------------------------------------
Investment Objective
The Small Company Value Fund seeks to provide long-term capital appreciation.

--------------------------------------------------------------------------------
Investment Strategies
We invest at least 80% of the Fund's net assets, plus investment borrowings (if any) under normal circumstances, in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was $2.41 billion.

In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations
Stocks of smaller companies purchased for the Fund may be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are new public companies, they may have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. There is no guarantee that securities selected as "undervalued" will perform as expected.

In evaluating this Fund, you should consider the "Summary of Important Risks" section on page 6, the "General Investment Risks" section beginning on page 12, and the specific risks listed here.


                                                     Small Company Value Fund 11

General Investment Risks
--------------------------------------------------------------------------------
Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Small Company Value Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that the Fund will meet its investment objective.

 .    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in the Fund, by itself, does not constitute a complete investment plan.

The Small Company Value Fund invests in small U.S. and a few foreign companies (through American Depositary Receipts ("ADRs")) and is subject to additional risks, including less liquidity and greater price volatility. The Fund's investment through ADRs may also be subject to special risks associated with international trade, including political, regulatory and diplomatic risk.

We may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligations.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount.

Experience Risk--The risk is that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or


12 Small Company Value Fund

--------------------------------------------------------------------------------
engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--Investments in small companies are subject to additional risks, including the risk that these investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of those securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.


                                                     Small Company Value Fund 13

General Investment Risks
--------------------------------------------------------------------------------
Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                    Leverage Risk
purposes (e.g. to meet shareholder redemptions).

Illiquid Securities
A security which may not be sold or disposed of in the       Liquidity Risk
ordinary course of business within seven days at approximately the value determined for it by the Fund.
Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and   Counter-Party and
financial institutions to increase return on those           Leverage Risk
securities. Loans may be made up to Investment Company Act of 1940 ("1940 Act") limits (currently one-third of total assets including the value of collateral received).

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,     Market Risk
which will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may        Liquidity Risk
or may not be resold in accordance with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to    Credit and
buy back a security at an agreed upon time and price,        Counter-Party Risk
usually with interest.

Small Company Securities
Investments in small companies, which may be less liquid     Market, Experience
and more volatile than investments in larger companies.      and Liquidity Risk


14 Small Company Value Fund

                                              THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

Organization and Management of the Fund
--------------------------------------------------------------------------------
A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder approval to change, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Fund's activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     INVESTMENT ADVISOR                                  CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA           6th & Marquette, Minneapolis, MN
Manages the Fund's investment activities    Provides safekeeping for the Fund's
                                                assets

--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                       Peregrine Capital Management, Inc.
                         800 LaSalle Avenue, Suite 1850
                              Minneapolis, MN 55402

                 Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------
                                                               SHAREHOLDER
                                TRANSFER                        SERVICING
      ADMINISTRATOR              AGENT                           AGENTS
--------------------------------------------------------------------------------
Wells Fargo Funds          Boston Financial Data                Various Agents
Management, LLC            Services, Inc
525 Market St.             Two Heritage Dr.
San Francisco, CA          Quincy, MA

Manages the                 Maintains records of               Provide services
Fund's business            shares and supervises                to customers
activities                 the paying of dividends

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------


16 Small Company Value Fund

--------------------------------------------------------------------------------
The Investment Advisor
Funds Management serves as the investment advisor for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2001, Funds Management and its affiliates provided advisory services for over $155 billion in assets. Funds Management also acts as the advisor to, and is entitled to receive a fee from, the core portfolio in which the Fund invests.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single core portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more core portfolios, Funds Management would be entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various core portfolios. If the Fund redeems all or a portion of its assets from any core portfolio and invests those assets directly in a portfolio of securities, Funds Management has been retained as the Fund's investment advisor and would be entitled to receive an annual advisory fee of 0.90% of the average daily net assets so invested.

The Fund has a similar "dormant" sub-advisory arrangement with the sub-advisor that advises the core portfolio in which the Fund invests. Under this arrangement, if the Fund redeems assets from the core portfolio and invests them directly using the sub-advisor, the sub-advisor would receive a sub-advisory fee from Funds Management at the same rate the sub-advisor received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

Sub-Advisor
Peregrine Capital Management, Inc. ("Peregrine"), an investment advisor subsidiary of Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN") is the sub-advisor for the core portfolio in which the Fund invests. In this capacity, Peregrine is responsible for the day-to-day investment management activities of the core portfolio. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401(k) plans, foundations and endowments. As of September 30, 2001, Peregrine managed assets in excess of $9 billion.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

                                                     Small Company Value Fund 17

Organization and Management of the Fund
--------------------------------------------------------------------------------
Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.



18 Small Company Value Fund

Your Account
--------------------------------------------------------------------------------
This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculated its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Fund is open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

                                                     Small Company Value Fund 19

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------
Typically, Institutional Class shares are bought on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

 .    Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund; and

 .    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

20 Small Company Value Fund

                                                              How to Sell Shares
--------------------------------------------------------------------------------
Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests we receive after this time are processed on the next business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption requests is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay the redemption in part or in whole in securities of equal value.

                                                     Small Company Value Fund 21

Exchanges
--------------------------------------------------------------------------------
Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for tax purposes.

 .    You may make exchanges between like share classes of non-Money Market Funds and the Service Class shares of Money Market Funds.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

22 Small Company Value Fund

Other Information
--------------------------------------------------------------------------------
Income and Gain Distributions
The Fund in this Prospectus pays any distributions of net investment income and capital gains at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's net investment income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

                                                     Small Company Value Fund 23


Description of Core Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                         OBJECTIVE
--------------------------------------------------------------------------------
Small Company Value Portfolio     The Portfolio seeks to provide long-term
                                  capital appreciation.


24 Small Company Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
The Fund is a Gateway Fund that, under normal conditions, invests at least 80% of its net assets plus investment borrowings (if any) in small U.S. companies whose market capitalizations are less than the largest stock in the Russell 2000 Index, which as of September 30, 2001 was 2.41 billion. In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.


                                                     Small Company Value Fund 25

Portfolio Managers
--------------------------------------------------------------------------------
Tasso H. Coin, Jr., CFA
Small Company Value Portfolio since 1995
Mr. Coin joined Peregrine in 1995 as Senior Vice President. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BBA in Economics from Loyola University of Chicago.

Douglas G. Pugh, CFA
Small Company Value Portfolio since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisory firm. Mr. Pugh has a BS in Finance and Business Administration from Drake University and a MBA from the University of Minnesota.


26 Small Company Value Fund

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity investment interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
An increase in the value of a security.

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

                                                     Small Company Value Fund 27

Glossary
--------------------------------------------------------------------------------
Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of a group of investors.

Liquidity
The ability to readily sell a security at a fair price.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small-cap index.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Undervalued
Describes a stock that is believed to be worth more than its current price.


28 Small Company Value Fund

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

SCVF2 (01/02)                                                  [LOGO]
ICA Reg. No.                                          Printed on Recycled Paper
 811-09253

--------------------------------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                           Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated January 31, 2002

                            SMALL COMPANY VALUE FUND

                   Class A, Class B, and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Small Company Value Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Fund is considered to be diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers Class A, Class B, and Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectuses, also dated January 31, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Investment Policies..............................................     1
Additional Permitted Investment Activities And Associated Risks..     3
Management.......................................................    14
Performance Calculations.........................................    21
Determination Of Net Asset Value.................................    23
Additional Purchase And Redemption Information...................    24
Portfolio Transactions...........................................    26
Fund Expenses....................................................    27
Income Taxes.....................................................    28
Capital Stock....................................................    34
Other............................................................    36
Counsel..........................................................    36
Independent Auditors.............................................    36


                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

     (1) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (2) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (3) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (6) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

     (7) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements; nor

     (8) purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

     Non-Fundamental Investment Policies
     -----------------------------------

     The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Fund. The Fund is a gateway feeder Fund that invests in a single corresponding portfolio of Wells Fargo Core Trust ("Core Trust"). References to the activities of a gateway feeder Fund are understood to refer to the investments of the Core Portfolio in which it invests. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

     Bank Obligations
     ----------------

     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash realized on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing
     ---------

     The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Dollar Roll Transactions
     ------------------------

     The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from the Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The adviser, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

     The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     The Fund may invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     The Fund also may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Fund will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     For temporary defensive purposes, the Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on and sales proceeds payable on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     Initial Public Offerings
     ------------------------

     The Fund may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     Loans of Portfolio Securities
     -----------------------------

     The Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Other Investment Companies
     --------------------------

     The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d)(1)(A) of the 1940 Act. Currently, under the 1940 Act, the Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     iShares. The Fund may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

     Closed-End Investment Companies
     -------------------------------

     The Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

     Participation Interests
     -----------------------

     The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the investment adviser to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The investment adviser, under guidelines approved by The Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements
     ---------------------

     The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the investment advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Reverse Repurchase Agreements
     -----------------------------

     The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short Sales
     -----------

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the Fund owns the securities, which are placed in a segregated account until the transaction is closed out.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by the Fund will be "against the box." The Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

     Small Company Securities
     ------------------------

     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

     Synthetic Convertible Securities
     --------------------------------

     The Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index.
Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

     Unrated Investments
     -------------------

     The Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch, and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                             Principal Occupations
Name, Age and Address          Position      During Past 5 Years
---------------------          --------      -------------------

*Robert C. Brown, 70           Trustee       Director, Federal Farm Credit Banks
                                             Funding Corporation and Farm Credit
                                             System Financial Assistance
                                             Corporation since February 1993.

Thomas S. Goho, 59             Trustee       Business Associate Professor, Wake
                                             Forest University, Calloway School
                                             of Business and Accountancy since
                                             1994.

Peter G. Gordon, 59            Trustee       Chairman and Co-Founder of Crystal
                                             Geyser Water Company and President
                                             of Crystal Geyser Roxane Water
                                             Company since 1977.

*W. Rodney Hughes, 75          Trustee       Private Investor.

Richard M. Leach, 68           Trustee       President of Richard M. Leach
                                             Associates (a financial consulting
                                             firm) since 1992.

*J. Tucker Morse, 57           Trustee       Private Investor/Real Estate
                                             Developer; Chairman of Vault
                                             Holdings, LLC.

Timothy J. Penny, 50           Trustee       Senior Counselor to the public
                                             relations firm of Himle-Horner
                                             since January 1995 and Senior
                                             Fellow at the Humphrey Institute,
                                             Minneapolis, Minnesota (a public
                                             policy organization) since January
                                             1995.

Donald C. Willeke, 61          Trustee       Principal of the law firm of
                                             Willeke & Daniels.

                                             Principal Occupations
Name, Age and Address          Position      During Past 5 Years
---------------------          --------      -------------------

Michael J. Hogan, 42           President     Executive Vice President of Wells
                                             Fargo Bank, N.A. since July 1999.
                                             President of Wells Fargo Funds
                                             Management, LLC since March 2001.
                                             nSenior Vice President of Wells
                                             Fargo Bank, N.A. from April 1997 to
                                             July 1999. Vice President of
                                             American Express Financial Advisors
                                             from May 1996 to April 1997, and
                                             Director of American Express
                                             Financial Advisors from March 1993
                                             to May 1996.

Karla M. Rabusch, 42           Treasurer     Senior Vice President of Wells
                                             Fargo Bank, N.A., since May 2000.
                                             Senior Vice President and Chief
                                             Administrative Officer of Wells
                                             Fargo Funds Management, LLC since
                                             March 2001. Vice President of Wells
                                             Fargo Bank, N.A. from December 1997
                                             to May 2000. Prior thereto,
                                             Director of Managed Assets
                                             Investment Accounting of American
                                             Express Financial Advisors from May
                                             1994 to November 1997.

C. David Messman, 41           Secretary     Vice President and Senior Counsel
                                             of Wells Fargo Bank, N.A. since
                                             January 1996. Vice President and
                                             Secretary of Wells Fargo Funds
                                             Management, LLC since March 2001.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2001, the Trustees received the following compensation:

                       Compensation Table
              12-Month Period Ended June 30, 2001*
              ------------------------------------

     Trustee                                 Compensation
     -------                                 ------------

     Robert C. Brown                            $45,000
     Donald H. Burkhardt**                      $26,833
     Jack S. Euphrat**                          $26,833
     Thomas S. Goho                             $46,000
     Peter G. Gordon                            $45,000
     W. Rodney Hughes                           $45,000
     Richard M. Leach                           $45,500
     J. Tucker Morse                            $45,000
     Timothy J. Penny                           $46,000
     Donald C. Willeke                          $46,000

     __________________
     *  The Fund's fiscal year-end is September 30.

     ** Retired as of December 31, 2000.

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management,"
     ------------------
or the "Adviser"), an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. The Fund's Adviser is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

     As discussed earlier, the Fund is a gateway feeder Fund that invests in a single corresponding core portfolio of Core Trust and has a "dormant" advisory arrangement at the gateway level. The gateway feeder Fund invests 100% of its assets in a single corresponding core portfolio of Core Trust. Because the Fund invests all of its assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Fund to either invest in more than one core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the Fund has a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fee as long as the gateway feeder Fund invests all (or substantially all) of its assets in one core portfolio of Core Trust. In the event that the Fund converts into a gateway blended Fund and invests its assets in two or more portfolios of Core Trust, Funds Management as adviser would be entitled to receive a fee of 0.25% for asset allocation services. The dormant advisory rate listed below mirrors the advisory fee charged by Funds Management to the Core Trust portfolio in which the Fund invests.

                             Active         Dormant Asset        Pass-through
Gateway Feeder Fund       Advisory Fee     Allocation Fee*      Advisory Fee**
-------------------       ------------     --------------       --------------

Small Company Value            0.00%              0.25%               0.90%

____________________
* Represents the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Funds Management as adviser to the portfolio(s) of Core Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a stand-alone Fund.

     Investment Sub-Adviser.  Funds Management has engaged Peregrine Capital
     ----------------------
Management, Inc. ("Peregrine") to serve as investment sub-adviser to the core portfolio of Core Trust in which the gateway feeder Fund invests (the "Portfolio"), as listed in the chart below (the "Sub-Adviser"). Subject to the direction of Core Trust's Board of Trustees and the overall supervision and control of Funds Management and Core Trust, Peregrine makes recommendations regarding the investment and reinvestment of the Portfolio. Peregrine furnishes to Funds Management periodic reports on the investment activity and performance of the Portfolio. Peregrine also furnishes such additional reports and information as Funds Management and Core Trust's Board of Trustees and officers may reasonably request.

     Similar to the "dormant" investment advisory arrangement with Funds Management, the Fund has a dormant sub-advisory arrangement with Peregrine, the sub-adviser of the core portfolio in which the Fund invests. Under such an arrangement, Peregrine receives no sub-advisory fee as long as the Fund invests all (or substantially all) of its assets in one or more core portfolios. In the event the Fund redeems its assets from the core portfolio and invests them directly using Peregrine, Peregrine would be entitled to receive an annual fee at the same rate Peregrine received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio. Peregrine would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The sub-advisory fee currently charged to the core portfolio in which the Fund invests, is as follows:

        Core Portfolio           Sub-Adviser              Fee
        -------------------------------------------------------------------
        Small Company Value       Peregrine               $  0-175 M  0.50%
                                                greater than $ 175 M  0.75%
        -------------------------------------------------------------------

     Administrator.  The Trust has retained Funds Management as Administrator on
     -------------
behalf of the Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of up to 0.15% of the Fund's average daily net assets.

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B shares. The Plan was adopted by the Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B shares of the Fund pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The annual fees are paid monthly based on the average daily net assets attributable to each Class.

     The actual fee payable to the Distributor by the Fund and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Trustees have concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent.  The Fund has approved a Servicing Plan and
     ---------------------------
has entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to receive an annual fee of 0.25% of the average daily net assets of the Class A and Class B shares, and an annual fee of 0.10% of the average daily net assets of the Institutional Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or
     ---------
"Custodian"), located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. Since the Fund is a gateway fund, it is not charged a custody fee at the gateway level, provided that it remains a gateway fund and Wells Fargo Bank MN receives a custodial fee from the Core Trust Portfolio. In the event that the Fund becomes a stand-alone fund, Wells Fargo Bank MN would be entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of the Fund for providing these services.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $2,000 from the Fund. In addition, the Fund pays a monthly fee of $1,000 per class greater than one, and Forum Accounting is entitled to receive an annual fee equal to 0.0025% of the average daily net assets of the Fund (excluding the net assets invested in a core portfolio of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Fund on a continuous basis.

     Code of Ethics.  The Fund Complex, the Adviser and the Sub-Adviser each
     --------------
have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of the fund or investment adviser; (ii) any employee of the fund or investment adviser (or any company in a control relationship to the fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by the fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to the fund or investment adviser who obtains information concerning recommendations made to the fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S.

Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, Adviser and Sub-Adviser are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

     The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown.

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Fund may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
the Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of an S&P Index, the Dow Jones Industrial Average, or other securities indexes or sub-indexes. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc. ("Morningstar"), independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields or total return, as reported by Lipper, or Morningstar.

     Any such comparisons may be useful to investors who wish to compare past performance of the Fund or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker/dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Funds Management, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may disclose in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Fund's Adviser or Sub-Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange

("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. If the values reported on a foreign exchange are materially affected by events occurring after the close of the foreign exchange, assets may be valued by a method that the Trustees believes accurately reflects fair value. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees and in accordance with procedures adopted by the Trustees.

     Foreign portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Trustees, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees believe accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for the Fund received before the Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after the Fund's NAV calculation time generally are processed at the Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off times will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off time for the Fund may be earlier than its stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund reserves the right to reject any purchase orders, and may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A shares of the Small Company Value Fund is as follows:

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                   FRONT-END SALES       FRONT-END SALES           DEALER
                                     CHARGE AS %           CHARGE AS %            ALLOWANCE
            AMOUNT                    OF PUBLIC           OF NET AMOUNT        AS % OF PUBLIC
         OF PURCHASE               OFFERING PRICE            INVESTED          OFFERING PRICE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                 6.10%                5.00%
-----------------------------------------------------------------------------------------------
$50,000 to $99,999                       4.75%                 4.99%                4.00%
-----------------------------------------------------------------------------------------------
$100,000 to $249,999                     3.75%                 3.90%                3.00%
-----------------------------------------------------------------------------------------------
$250,000 to $499,999                     2.75%                 2.83%                2.25%
-----------------------------------------------------------------------------------------------
$500,000 to $999,999                     2.00%                 2.04%                1.75%
-----------------------------------------------------------------------------------------------
$1,000,000 and over/1/                   0.00%                 0.00%                1.00%
-----------------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates.  A
     ------------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in each Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at net asset value.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, and the supervision of the Adviser, the Fund's Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Funds Management. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of the Fund, Funds Management is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Funds Management will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     The Sub-Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the Sub-Adviser places securities transactions for the Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Fund.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to the Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Funds Management or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against

Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trustees deem equitable.

                                 INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses of the Fund generally describe the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify the Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, the Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, the Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as the Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. The Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting.  The Fund may use the so-called "equalization
     -----------------------
accounting method" to allocate a portion of its "earnings and profits," as determined for federal income tax purposes (generally, the Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Fund. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund to
     ----------
the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Investment through Core Trust.  The Fund seeks to qualify as a regulated
     -----------------------------
investment company by investing substantially all of its assets through a portfolio of Core Trust ("Core Portfolio"). The Core Portfolio will be treated as a partnership (or, in the event that the Fund is the sole investor in the Core Portfolio, as disregarded from the Fund) for federal income tax purposes. The Core Portfolio will not be treated as a regulated investment company or otherwise taxable as a corporation under the Code. Under the rules applicable to partnerships (and disregarded entities), a proportionate share of any interest, dividends, gains and losses of the Core Portfolio will "pass-through" to its investors, regardless of whether the Core Portfolio distributes any amounts to its investors. Each investor in the Core Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the Core Portfolio) of the Core Portfolio's income and gains in determining its federal income tax liability. The Core Portfolio will be managed in such a manner such that an investor in the Core Portfolio, such as the Fund, can continue to qualify as a regulated investment company by investing substantially all of its assets through the Core Portfolio.

     Taxation of Core Portfolio Investments.  Except as otherwise noted, if the
     --------------------------------------
Core Portfolio realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Core Portfolio held the disposed securities for more than one year at the time of disposition of the securities.

     In general, if the Core Portfolio purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Core Portfolio may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Core Portfolio will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by the Core Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Core Portfolio held the debt obligation.

     If an option granted by the Core Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Core Portfolio of the option from its holder, the Core Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Core Portfolio pursuant to the exercise of a call option granted by it, the Core Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Core Portfolio pursuant to the exercise of a put option written by it, the Core Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, the Core Portfolio will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

     Under Section 988 of the Code, the Core Portfolio generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Core Portfolio will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

     Offsetting positions held by the Core Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Core

Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Core Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Core Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by the Core Portfolio, losses realized by the Core Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Core Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Core Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Core Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations.

     Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Core Portfolio does not anticipate engaging in any derivative transactions that would be subject to these rules.

     If the Core Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the Core Portfolio may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Core Portfolio's disposition of its PFIC shares. If the Core Portfolio invests in a PFIC, the Core Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Core Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Core Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Core Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Core Portfolio will not be subject to federal income tax or the interest charge with respect to its indirect interest in the PFIC, if the Core Portfolio makes the available election.

     Distributions; Generally.  For federal income tax purposes, the Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year the Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that the Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions.  Distributions that are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual federal income tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A maximum individual income tax rate of 18% on net capital gain will apply to the extent the gain is derived from investments acquired after December 31, 2000 and are held for more than five years. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders.  Corporate shareholders of the Fund may be eligible
     ----------------------
for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30.5% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plan.  The shares of the Fund are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Prospective shareholders should be aware that the
     -------------
investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Fund could be required at times to liquidate investments prematurely in order to satisfy the Fund's minimum distribution requirements.

     The foregoing discussion and the discussion in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective investors are urged to consult their own tax advisors regarding federal, state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Fund is one of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in the Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of January 31, 2002 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                      5% OWNERSHIP AS OF JANUARY 31, 2002

                                             Name and               Type of           Percentage
           Fund                              Address               Ownership           of Class
           ----                              -------               ---------           --------
Small Company Value Fund    Stephens Inc.                            Record              100%
  Class A                   111 Center Street, Suite 300
                            Little Rock, AR 72201

                                             Name and               Type of           Percentage
           Fund                              Address               Ownership           of Class
           ----                              -------               ---------           --------
   Class B                  Stephens Inc.                            Record              100%
                            111 Center Street, Suite 300
                            Little Rock, AR 72201

   Institutional Class      Stephens Inc.                            Record              100%
                            111 Center Street, Suite 300
                            Little Rock, AR 72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectuses.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

     Exhibit
     Number                             Description
     ------                             -----------

     (a)            -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (b)            -  Not Applicable.

     (c)            -  Not Applicable.

     (d)(1)(i)      -  Investment Advisory Agreement with Wells Fargo Funds
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (ii)     -  Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (2)(i)      -  Investment Sub-Advisory Agreement with Barclays Global
                       Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

           (ii)     -  Investment Sub-Advisory Agreement with Galliard Capital
                       Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (iii)    -  Investment Sub-Advisory Agreement with Peregrine Capital
                       Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (iv)     -  Investment Sub-Advisory Agreement with Schroder
                       Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

           (v)      -  Investment Sub-Advisory Agreement with Smith Asset
                       Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

           (vi)     -  Investment Sub-Advisory Agreement with Wells Capital
                       Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (vii)    -  Investment Sub-Advisory Agreement with Dresdner RCM
                       Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (viii)   -  Investment Sub-Advisory Agreement with Golden Capital
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

           (ix)     -  Investment Sub-Advisory Agreement with Cadence Capital
                       Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001.

     (e)            -  Distribution Agreement along with Form of Selling
                       Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

     (f)            -  Not Applicable.

     (g)(1)         -  Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

        (2)         -  Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (i)      -  Delegation Agreement (17f-5) with Wells Fargo Bank
                       Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (3)         -  Securities Lending Agreement by and among Wells Fargo
                       Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

     (h)(1)         -  Administration Agreement with Wells Fargo Funds
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (2)         -  Fund Accounting Agreement with Forum Accounting Services,
                       LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000.

        (3)         -  Transfer Agency and Service Agreement with Boston
                       Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

        (4)         -  Shareholder Servicing Plan, incorporated by reference to
                       Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (5)         -  Shareholder Servicing Agreement, incorporated by
                       reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (i)            -  Legal Opinion, filed herewith.

     (j)(A)         -  Not Applicable.

     (j)(1)         -  Power of Attorney, Robert C. Brown, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (2)         -  Not Applicable.

        (3)         -  Not Applicable.

        (4)         -  Power of Attorney, Thomas S. Goho, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (5)         -  Power of Attorney, Peter G. Gordon, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (6)         -  Power of Attorney, W. Rodney Hughes, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (7)         -  Power of Attorney, Richard M. Leach, incorporated by
                       reference to Post-Effective Amendment No. 16, filed October 30, 2000.

        (8)         -  Power of Attorney, J. Tucker Morse, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (9)         -  Power of Attorney, Timothy J. Perry, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (10)        -  Power of Attorney, Donald C. Willeke, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (11)        -  Power of Attorney, Michael J. Hogan, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (12)        -  Power of Attorney, Karla M. Rabusch, incorporated by
                       reference to Post-Effective Amendment No. 10, filed May 10, 2000.

     (k)            -  Not Applicable.

     (l)            -  Not Applicable.

     (m)            -  Rule 12b-1 Plan, incorporated by reference to Post-
                       Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001 (see Exhibit (e) above for related Distribution Agreement).

     (n)            -  Rule 18f-3 Plan, incorporated by reference to Post-
                       Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

     (o)            -  Not Applicable.

     (p)(1)         -  Joint Code of Ethics for Funds Trust, Core Trust and
                       Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (2)         -  Wells Fargo Funds Management, LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (3)         -  Barclays Global Investors, N.A. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (4)         -  Dresdner RCM Global Investors, LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (5)         -  Galliard Capital Management, Inc. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (6)         -  Peregrine Capital Management, Inc. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (7)         -  Schroder Investment Management North America Inc. Code of
                       Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (8)         -  Smith Asset Management Group, L.P. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (9)         -  Wells Capital Management Incorporated Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (10)        -  Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

        (11)        -  Form of Golden Capital Management LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No. 24, filed July 20, 2001.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of

Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

          To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-advisor is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Cadence Capital Management ("Cadence") serves as sub-advisor to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (j) Effective May 31, 2001, after obtaining the approval of the Board of Trustees of the Trust and the shareholders of the OTC Growth Fund, Golden Capital Management, LLC ("Golden"), formerly a division of Smith, assumed direct investment sub-advisory responsibilities for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital

Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94163.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, 12th Floor, San Francisco, California 94163.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, 10th Floor, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-advisor at 53 State Street, Exchange Plaza, Boston, Massachusetts 02109.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-advisor at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings. Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 16th day of November, 2001.

                                  WELLS FARGO FUNDS TRUST

                                  By: /s/ Dorothy A. Peters
                                     --------------------------------
                                     Dorothy A. Peters
                                     Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                              Title                   Date
---------                              -----                   ----

              *                       Trustee
----------------------------
Robert C. Brown

              *                       Trustee
----------------------------
Thomas S. Goho

              *                       Trustee
----------------------------
Peter G. Gordon

              *                       Trustee
----------------------------
W. Rodney Hughes

              *                       Trustee
----------------------------
Richard M. Leach

              *                       Trustee
----------------------------
J. Tucker Morse

              *                       Trustee
----------------------------
Timothy J. Penny

              *                       Trustee
----------------------------
Donald C. Willeke                                           11/16/2001

*By:  /s/ Dorothy A. Peters
     ----------------------------------
      Dorothy A. Peters
      As Attorney-in-Fact
      November 16, 2001

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                              Description

EX-99.B(i)          Opinion and Consent of Counsel